Subordinated Liabilities - Schedule of Subordinated Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Subordinated liabilities [abstract]
£325m Sterling preference shares	£ 344	£ 344
Undated subordinated liabilities	240	557
Dated subordinated liabilities	1,644	1,655
Subordinated liabilities	2,228	2,556
325m Sterling Preference Shares, Notional amount	£ 325	£ 325